Accounts Receivable, Net - Schedule of Provision for Doubtful Accounts (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Doubtful Accounts [Line Items]
Balance, beginning	$ 3,680,803	$ 2,886,223
Balance, ending	2,991,001	3,680,803
Provision	123,489	934,252
Recovery	(18,600)	(50,118)
Write off	(917,125)
Exchange rate difference	$ 122,434	$ (89,554)